Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Low Duration Bond Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond Factor ETF
Class Name	Fidelity® Low Duration Bond Factor ETF
Trading Symbol	FLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,362,441,807
Holdings Count | shares	359
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,362,441,807
Number of Holdings	359
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.3 AA 26.3 A 53.9 BBB 7.7 BB 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.3 AA - 26.3 A - 53.9 BBB - 7.7 BB - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 88.2 U.S. Treasury Obligations 12.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 88.2 U.S. Treasury Obligations - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 59.7 Australia 9.0 Canada 8.1 United Kingdom 6.2 Netherlands 3.4 Japan 3.3 Germany 3.2 France 2.9 Spain 1.2 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 59.7 Australia - 9.0 Canada - 8.1 United Kingdom - 6.2 Netherlands - 3.4 Japan - 3.3 Germany - 3.2 France - 2.9 Spain - 1.2 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.3 American Honda Finance Corp 2.9 Morgan Stanley Bank NA 2.9 JPMorgan Chase & Co 2.6 Royal Bank of Canada 2.3 Toyota Motor Credit Corp 2.2 National Australia Bank Ltd 2.2 Goldman Sachs Group Inc/The 2.1 Caterpillar Financial Services Corp 2.0 Bank of America Corp 2.0 33.5
Fidelity Limited Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Bond ETF
Class Name	Fidelity® Limited Term Bond ETF
Trading Symbol	FLTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 378,485,334
Holdings Count | shares	1,037
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$378,485,334
Number of Holdings	1,037
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.5 AAA 5.5 AA 2.2 A 25.6 BBB 38.8 BB 4.6 B 3.2 CCC,CC,C 0.5 D 0.0 Not Rated 3.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.5 AAA - 5.5 AA - 2.2 A - 25.6 BBB - 38.8 BB - 4.6 B - 3.2 CCC,CC,C - 0.5 D - 0.0 Not Rated - 3.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 71.0 U.S. Treasury Obligations 14.5 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 2.4 Bank Loan Obligations 1.2 Foreign Government and Government Agency Obligations 0.9 Preferred Securities 0.5 U.S. Government Agency - Mortgage Securities 0.0 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 71.0 U.S. Treasury Obligations - 14.5 Asset-Backed Securities - 8.3 CMOs and Other Mortgage Related Securities - 2.4 Bank Loan Obligations - 1.2 Foreign Government and Government Agency Obligations - 0.9 Preferred Securities - 0.5 U.S. Government Agency - Mortgage Securities - 0.0 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 75.6 United Kingdom 5.6 Grand Cayman (UK Overseas Ter) 3.3 Canada 2.8 Germany 1.9 France 1.7 Ireland 1.7 Japan 1.6 Mexico 1.2 Others 4.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.6 United Kingdom - 5.6 Grand Cayman (UK Overseas Ter) - 3.3 Canada - 2.8 Germany - 1.9 France - 1.7 Ireland - 1.7 Japan - 1.6 Mexico - 1.2 Others - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.5 JPMorgan Chase & Co 1.8 Morgan Stanley 1.8 Wells Fargo & Co 1.6 Bank of America Corp 1.5 Citigroup Inc 1.3 HSBC Holdings PLC 1.3 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Barclays PLC 1.0 27.0
Fidelity Investment Grade Securitized ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Securitized ETF
Class Name	Fidelity® Investment Grade Securitized ETF
Trading Symbol	FSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 4,456,149,600
Holdings Count | shares	1,025
Investment Company Portfolio Turnover	681.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,456,149,600
Number of Holdings	1,025
Portfolio Turnover	681%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 90.1 AAA 14.9 AA 0.8 A 0.0 Not Rated 20.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 90.1 AAA - 14.9 AA - 0.8 A - 0.0 Not Rated - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - (26.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 86.1 CMOs and Other Mortgage Related Securities 25.0 Asset-Backed Securities 10.8 U.S. Treasury Obligations 4.0 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 86.1 CMOs and Other Mortgage Related Securities - 25.0 Asset-Backed Securities - 10.8 U.S. Treasury Obligations - 4.0 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (26.1)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 30.7 Ginnie Mae II Pool 26.2 Freddie Mac Gold Pool 21.2 Freddie Mac Multifamily Structured pass-thru certificates 9.0 Uniform Mortgage Backed Securities 4.4 Fannie Mae Guaranteed REMIC 4.3 US Treasury Notes 2.6 Fannie Mae 2.1 Freddie Mac Non Gold Pool 1.6 US Treasury Bonds 1.4 103.5
Fidelity Investment Grade Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond ETF
Class Name	Fidelity® Investment Grade Bond ETF
Trading Symbol	FIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 445,441,510
Holdings Count | shares	761
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$445,441,510
Number of Holdings	761
Portfolio Turnover	165%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.1 AAA 4.1 AA 0.4 A 7.5 BBB 14.4 BB 2.0 B 0.7 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.1 AAA - 4.1 AA - 0.4 A - 7.5 BBB - 14.4 BB - 2.0 B - 0.7 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 49.5 Corporate Bonds 23.0 U.S. Government Agency - Mortgage Securities 13.6 Asset-Backed Securities 6.1 CMOs and Other Mortgage Related Securities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 49.5 Corporate Bonds - 23.0 U.S. Government Agency - Mortgage Securities - 13.6 Asset-Backed Securities - 6.1 CMOs and Other Mortgage Related Securities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 92.5 Grand Cayman (UK Overseas Ter) 3.1 Ireland 0.7 Mexico 0.7 United Kingdom 0.7 Bailiwick Of Jersey 0.7 Germany 0.4 Switzerland 0.4 Netherlands 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 Grand Cayman (UK Overseas Ter) - 3.1 Ireland - 0.7 Mexico - 0.7 United Kingdom - 0.7 Bailiwick Of Jersey - 0.7 Germany - 0.4 Switzerland - 0.4 Netherlands - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.2 US Treasury Bonds 12.3 Uniform Mortgage Backed Securities 5.8 Ginnie Mae II Pool 4.0 Freddie Mac Gold Pool 1.8 Fannie Mae Mortgage pass-thru certificates 1.7 Charter Communications Operating LLC / Charter Communications Operating Capital 1.2 JPMorgan Chase & Co 1.1 Bank of America Corp 0.9 Wells Fargo & Co 0.8 66.8
Fidelity Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond ETF
Class Name	Fidelity® Corporate Bond ETF
Trading Symbol	FCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 342,332,072
Holdings Count | shares	537
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$342,332,072
Number of Holdings	537
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.8 AA 2.2 A 25.1 BBB 62.7 BB 3.7 B 0.4 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.8 AA - 2.2 A - 25.1 BBB - 62.7 BB - 3.7 B - 0.4 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 92.3 U.S. Treasury Obligations 3.8 Asset-Backed Securities 1.5 CMOs and Other Mortgage Related Securities 0.4 Preferred Securities 0.3 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 92.3 U.S. Treasury Obligations - 3.8 Asset-Backed Securities - 1.5 CMOs and Other Mortgage Related Securities - 0.4 Preferred Securities - 0.3 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 82.1 United Kingdom 4.0 Canada 3.2 Ireland 2.9 Germany 1.4 Japan 1.3 Netherlands 0.9 France 0.8 Switzerland 0.8 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.1 United Kingdom - 4.0 Canada - 3.2 Ireland - 2.9 Germany - 1.4 Japan - 1.3 Netherlands - 0.9 France - 0.8 Switzerland - 0.8 Others - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.5 JPMorgan Chase & Co 2.6 Broadcom Inc 2.3 Bank of America Corp 2.2 Boeing Co 2.0 Oracle Corp 1.9 Morgan Stanley 1.9 Wells Fargo & Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.5 Micron Technology Inc 1.5 21.1
Fidelity Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond ETF
Class Name	Fidelity® Low Duration Bond ETF
Trading Symbol	FLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 405,281,064
Holdings Count | shares	396
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$405,281,064
Number of Holdings	396
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.1 AAA 20.1 AA 5.1 A 31.0 BBB 14.2 BB 0.2 Not Rated 2.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.1 AAA - 20.1 AA - 5.1 A - 31.0 BBB - 14.2 BB - 0.2 Not Rated - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.5 U.S. Treasury Obligations 25.1 Asset-Backed Securities 20.6 CMOs and Other Mortgage Related Securities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.5 U.S. Treasury Obligations - 25.1 Asset-Backed Securities - 20.6 CMOs and Other Mortgage Related Securities - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 75.1 Canada 5.3 United Kingdom 4.3 Grand Cayman (UK Overseas Ter) 2.9 Germany 2.5 Netherlands 2.4 Japan 1.4 France 1.1 Australia 1.0 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Canada - 5.3 United Kingdom - 4.3 Grand Cayman (UK Overseas Ter) - 2.9 Germany - 2.5 Netherlands - 2.4 Japan - 1.4 France - 1.1 Australia - 1.0 Others - 4.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 25.1 Bank of America Corp 1.6 Royal Bank of Canada 1.5 Goldman Sachs Group Inc/The 1.4 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 American Express Co 1.2 Athene Global Funding 1.1 GMF Floorplan Owner Revolving Trust 1.1 Barclays PLC 1.0 36.6
Fidelity AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® AAA CLO ETF
Class Name	Fidelity® AAA CLO ETF
Trading Symbol	FAAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® AAA CLO ETF for the period February 10, 2026 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® AAA CLO ETF A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 19,996,653
Holdings Count | shares	62
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$19,996,653
Number of Holdings	62
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	AAA 74.1 Not Rated 17.6 Short-Term Investments and Net Other Assets (Liabilities) 8.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 74.1 Not Rated - 17.6 Short-Term Investments and Net Other Assets (Liabilities) - 8.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 91.7 Short-Term Investments and Net Other Assets (Liabilities) 8.3 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 91.7 Short-Term Investments and Net Other Assets (Liabilities) - 8.3 Grand Cayman (UK Overseas Ter) 77.9 United States 10.8 Bailiwick Of Jersey 7.5 Bermuda 2.5 Multi-national 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Grand Cayman (UK Overseas Ter) - 77.9 United States - 10.8 Bailiwick Of Jersey - 7.5 Bermuda - 2.5 Multi-national - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ares Loan Funding VIII Ltd 3.8 Aimco Clo 23 Ltd 2.7 Oak Hill Credit Partners Ltd 2.5 Oaktree Clo Ltd 2.5 Rr 36 Ltd / Rr 36 LLC 2.5 Invesco US CLO Ltd 2.5 Magnetite Xxvi Ltd / Magnetite Xxvi LLC 2.5 Oak Hill Credit Partners 2.5 Oaktree CLO Ltd 2.5 Benefit Street Partners Clo Xx Ltd 2.5 26.5
Fidelity Total Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond ETF
Class Name	Fidelity® Total Bond ETF
Trading Symbol	FBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 25,178,244,614
Holdings Count | shares	4,570
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$25,178,244,614
Number of Holdings	4,570
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.7 AAA 5.0 AA 0.6 A 8.5 BBB 13.6 BB 4.1 B 4.4 CCC,CC,C 1.2 D 0.0 Not Rated 7.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.7 AAA - 5.0 AA - 0.6 A - 8.5 BBB - 13.6 BB - 4.1 B - 4.4 CCC,CC,C - 1.2 D - 0.0 Not Rated - 7.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.6 Corporate Bonds 24.4 U.S. Government Agency - Mortgage Securities 13.1 Asset-Backed Securities 8.0 CMOs and Other Mortgage Related Securities 6.3 Bank Loan Obligations 4.6 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Preferred Stocks 0.0 Options 0.0 Common Stocks 0.0 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.6 Corporate Bonds - 24.4 U.S. Government Agency - Mortgage Securities - 13.1 Asset-Backed Securities - 8.0 CMOs and Other Mortgage Related Securities - 6.3 Bank Loan Obligations - 4.6 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Preferred Stocks - 0.0 Options - 0.0 Common Stocks - 0.0 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.3)% United States 88.7 Grand Cayman (UK Overseas Ter) 3.8 United Kingdom 1.3 Mexico 1.1 Bailiwick Of Jersey 0.9 Ireland 0.7 Switzerland 0.5 Germany 0.4 France 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Grand Cayman (UK Overseas Ter) - 3.8 United Kingdom - 1.3 Mexico - 1.1 Bailiwick Of Jersey - 0.9 Ireland - 0.7 Switzerland - 0.5 Germany - 0.4 France - 0.3 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.5 US Treasury Bonds 12.1 Fannie Mae Mortgage pass-thru certificates 4.6 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.1 JPMorgan Chase & Co 1.6 Uniform Mortgage Backed Securities 1.3 Bank of America Corp 1.1 Wells Fargo & Co 1.1 Morgan Stanley 1.0 61.1
Fidelity Tactical Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond ETF
Class Name	Fidelity® Tactical Bond ETF
Trading Symbol	FTBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 37,673,316
Holdings Count | shares	803
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$37,673,316
Number of Holdings	803
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 45.0 AAA 1.1 AA 0.2 A 2.2 BBB 10.7 BB 15.4 B 7.4 CCC,CC,C 3.3 D 0.0 Not Rated 4.0 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 45.0 AAA - 1.1 AA - 0.2 A - 2.2 BBB - 10.7 BB - 15.4 B - 7.4 CCC,CC,C - 3.3 D - 0.0 Not Rated - 4.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.0 Corporate Bonds 32.9 Foreign Government and Government Agency Obligations 3.6 Asset-Backed Securities 2.5 Preferred Securities 2.3 Bank Loan Obligations 1.6 CMOs and Other Mortgage Related Securities 1.3 Preferred Stocks 0.1 Municipal Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 10.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.0 Corporate Bonds - 32.9 Foreign Government and Government Agency Obligations - 3.6 Asset-Backed Securities - 2.5 Preferred Securities - 2.3 Bank Loan Obligations - 1.6 CMOs and Other Mortgage Related Securities - 1.3 Preferred Stocks - 0.1 Municipal Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.6 United States 82.8 United Kingdom 2.5 Canada 2.3 Germany 2.2 Brazil 1.6 Mexico 1.4 Luxembourg 1.1 Guatemala 0.8 Switzerland 0.8 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 United Kingdom - 2.5 Canada - 2.3 Germany - 2.2 Brazil - 1.6 Mexico - 1.4 Luxembourg - 1.1 Guatemala - 0.8 Switzerland - 0.8 Others - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.8 US Treasury Bonds 15.2 Petroleos Mexicanos 1.4 Charter Communications Operating LLC / Charter Communications Operating Capital 1.1 Brazilian Federative Republic 1.0 DPL LLC/Ohio 1.0 Bank of Nova Scotia/The 0.9 Millicom International Cellular SA 0.8 Dominican Republic 0.7 Enbridge Inc 0.6 52.5